Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Minimum Guaranteed Interest Rates (Detail) - Fixed Annuity - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 101,782	¥ 119,093
50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	17,947	7,421
150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	286,594	127,151
0.00% – less than 1.50%
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	94,313	111,626
0.00% – less than 1.50% | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	17,947	7,421
0.00% – less than 1.50% | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	286,594	127,151
1.50% or more
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	7,469	7,467
1.50% or more | 50-150bp
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	0	0
1.50% or more | 150bp and above
Policyholder Account Balance, Guaranteed Minimum Crediting Rate [Line Items]
Policy holder funds	¥ 0	¥ 0